Segment Information - Schedule of Net (Loss) Income and Total Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net (Loss) Income and Total Asset [Abstract]
Investment held in Trust Account	$ 3,666,439	$ 24,387,525
Cash	142,260
Cash and cash equivalents – restricted		1,824,893
General and administrative	3,402,952	3,528,434
Interest income on investments held in Trust Account	$ 850,641	$ 6,009,585